Schedule of Investments (unaudited)
October 31, 2024
iShares® MSCI Intl Value Factor ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 2.0%
BHP Group Ltd.	577,819	$16,053,293
BlueScope Steel Ltd.	116,045	1,542,050
Dexus	264,654	1,242,084
Fortescue Ltd.	236,702	2,964,183
Qantas Airways Ltd.(a)	260,629	1,379,895
Rio Tinto Ltd.	46,078	3,617,930
Santos Ltd.	301,829	1,342,796
Sonic Healthcare Ltd.	83,697	1,474,768
South32 Ltd.	874,501	2,097,188
Vicinity Ltd.	940,919	1,337,629
Woodside Energy Group Ltd.	153,507	2,415,961
		35,467,777
Austria — 0.4%
Erste Group Bank AG	82,030	4,640,083
OMV AG	34,395	1,425,352
voestalpine AG	41,271	859,139
		6,924,574
Belgium — 1.0%
Ageas SA	36,797	1,920,374
Anheuser-Busch InBev SA	171,831	10,188,094
Groupe Bruxelles Lambert NV	8,751	632,300
Syensqo SA	14,487	1,123,833
UCB SA	20,544	3,955,715
		17,820,316
Canada — 3.1%
Air Canada(a)	53,446	724,334
AltaGas Ltd.	52,765	1,260,812
Canadian Tire Corp. Ltd., Class A, NVS	8,503	904,865
CGI Inc.(a)	42,373	4,693,943
Empire Co. Ltd., NVS	42,293	1,220,174
Fairfax Financial Holdings Ltd.	3,746	4,655,091
First Quantum Minerals Ltd.(a)	73,477	949,367
George Weston Ltd.	9,292	1,473,867
iA Financial Corp. Inc.	14,074	1,146,662
Kinross Gold Corp.	161,642	1,631,106
Lundin Mining Corp.	94,067	914,761
Magna International Inc.	55,144	2,177,086
Manulife Financial Corp.	340,582	9,948,267
Metro Inc.	34,595	2,054,556
Nutrien Ltd.	94,818	4,521,110
Onex Corp.	14,048	1,011,161
Open Text Corp.	145,762	4,371,761
Power Corp. of Canada	88,536	2,798,484
Quebecor Inc., Class B	15,959	397,385
Rogers Communications Inc., Class B, NVS	30,454	1,106,086
Saputo Inc.	50,931	971,543
Teck Resources Ltd., Class B	84,675	3,939,560
West Fraser Timber Co. Ltd.	13,808	1,247,068
		54,119,049
Denmark — 0.6%
AP Moller - Maersk A/S, Class A	1,400	2,134,915
AP Moller - Maersk A/S, Class B, NVS	2,275	3,598,511
Danske Bank A/S	138,595	4,098,121
		9,831,547
Finland — 1.0%
Fortum OYJ	40,583	599,197
Nokia OYJ	3,528,387	16,696,397
Stora Enso OYJ, Class R	89,149	994,853
		18,290,447
Security	Shares	Value
France — 11.5%
Alstom SA(a)	128,624	$2,829,273
ArcelorMittal SA	251,592	6,222,948
Arkema SA	12,826	1,130,254
AXA SA	221,406	8,313,194
BNP Paribas SA	288,354	19,692,843
Bollore SE	132,837	829,298
Bouygues SA	65,375	2,101,252
Capgemini SE	40,695	7,059,801
Carrefour SA	277,327	4,404,210
Cie de Saint-Gobain SA	139,272	12,629,867
Cie Generale des Etablissements Michelin SCA	119,815	4,049,208
Covivio SA/France	5,483	311,924
Credit Agricole SA	302,820	4,641,649
Danone SA	100,328	7,167,283
Dassault Aviation SA	6,572	1,326,975
Eiffage SA	22,675	2,110,445
Engie SA	507,602	8,508,176
Eurazeo SE	9,650	736,032
Ipsen SA	9,092	1,108,382
Klepierre SA	23,464	750,181
Orange SA	479,731	5,270,181
Publicis Groupe SA	31,555	3,353,770
Renault SA	106,189	4,858,616
Rexel SA	36,839	1,014,968
Sanofi SA	347,140	36,685,675
Societe Generale SA	354,769	10,189,484
STMicroelectronics NV	275,552	7,490,171
Teleperformance SE	17,805	1,887,363
TotalEnergies SE	306,543	19,237,304
Unibail-Rodamco-Westfield, New	17,433	1,425,536
Vinci SA	95,275	10,672,771
Vivendi SE	233,877	2,499,100
		200,508,134
Germany — 9.5%
BASF SE	157,794	7,670,779
Bayer AG, Registered	520,049	14,013,717
Bayerische Motoren Werke AG	103,884	8,189,798
Commerzbank AG	366,464	6,499,466
Continental AG	28,818	1,798,540
Daimler Truck Holding AG	157,884	6,528,602
Deutsche Bank AG, Registered	836,010	14,203,616
Deutsche Lufthansa AG, Registered	309,502	2,150,688
Deutsche Post AG, Registered	103,592	4,161,241
Deutsche Telekom AG, Registered	521,149	15,756,164
E.ON SE	314,573	4,245,184
Evonik Industries AG	45,204	996,259
Fresenius Medical Care AG & Co. KGaA	84,968	3,326,069
Fresenius SE & Co. KGaA(a)	219,693	8,021,131
Heidelberg Materials AG	42,578	4,689,501
Henkel AG & Co. KGaA	26,150	2,039,482
Infineon Technologies AG	310,686	9,825,331
Mercedes-Benz Group AG	256,814	15,601,617
Merck KGaA	21,977	3,633,353
RWE AG	165,485	5,363,299
Siemens AG, Registered	108,606	21,129,276
Siemens Energy AG(a)	148,748	6,109,540
Talanx AG(a)	7,851	605,062
		166,557,715
Hong Kong — 1.9%
BOC Hong Kong Holdings Ltd.	859,000	2,804,403
CK Hutchison Holdings Ltd.	1,759,000	9,250,807

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI Intl Value Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hong Kong (continued)
CK Infrastructure Holdings Ltd.	164,500	$1,164,065
Hongkong Land Holdings Ltd.	249,800	1,071,040
Jardine Matheson Holdings Ltd.	98,200	3,780,700
MTR Corp. Ltd.	281,500	1,024,207
Power Assets Holdings Ltd.	244,500	1,628,679
Sino Land Co. Ltd.	950,000	950,720
SITC International Holdings Co. Ltd.	461,000	1,304,588
Sun Hung Kai Properties Ltd.	409,500	4,434,052
Swire Pacific Ltd., Class A	84,500	707,744
WH Group Ltd.(b)	4,879,000	3,797,406
Wharf Real Estate Investment Co. Ltd.	181,000	544,193
		32,462,604
Ireland — 0.2%
AIB Group PLC	348,918	1,870,564
Bank of Ireland Group PLC	242,954	2,251,748
		4,122,312
Israel — 1.4%
Bank Hapoalim BM	292,789	3,050,639
Bank Leumi Le-Israel BM	394,240	4,005,291
Check Point Software Technologies Ltd.(a)	18,131	3,140,471
ICL Group Ltd.	155,633	638,897
Isracard Ltd.	1	4
Israel Discount Bank Ltd., Class A	316,939	1,862,965
Mizrahi Tefahot Bank Ltd.	20,868	860,442
Teva Pharmaceutical Industries Ltd., ADR(a)(c)	620,251	11,437,428
		24,996,137
Italy — 4.3%
Banco BPM SpA	285,722	1,927,220
Enel SpA	1,586,291	12,030,546
Eni SpA	461,340	7,027,677
Intesa Sanpaolo SpA	3,032,510	12,979,169
Leonardo SpA	71,518	1,704,689
Mediobanca Banca di Credito Finanziario SpA	94,637	1,561,252
Nexi SpA(a)(b)	138,315	874,261
Stellantis NV	1,143,250	15,665,182
Telecom Italia SpA/Milano(a)(c)	2,924,203	740,713
Tenaris SA, NVS	69,567	1,146,149
UniCredit SpA	427,948	18,932,067
		74,588,925
Japan — 29.8%
AGC Inc.	65,000	1,991,934
Aisin Corp.	109,200	1,135,393
ANA Holdings Inc.	33,600	661,810
Asahi Group Holdings Ltd.	427,800	5,135,856
Asahi Kasei Corp.	257,300	1,775,031
Astellas Pharma Inc.	343,100	4,017,128
Bridgestone Corp.	91,000	3,242,793
Brother Industries Ltd.	127,700	2,487,242
Canon Inc.	498,700	16,220,207
Central Japan Railway Co.	251,100	5,200,086
Chiba Bank Ltd. (The)	76,600	559,005
Chubu Electric Power Co. Inc.	305,200	3,508,322
Concordia Financial Group Ltd.	171,700	850,481
Dai Nippon Printing Co. Ltd.	122,000	2,117,477
Daito Trust Construction Co. Ltd.	37,900	4,188,081
Daiwa House Industry Co. Ltd.	199,700	5,956,781
Denso Corp.	237,500	3,373,330
Dentsu Group Inc.	33,500	1,034,069
East Japan Railway Co.	94,400	1,896,055
ENEOS Holdings Inc.	508,500	2,565,152
Fuji Electric Co. Ltd.	21,000	1,069,485
Security	Shares	Value
Japan (continued)
FUJIFILM Holdings Corp.	484,500	$11,525,439
Fujitsu Ltd.	515,600	9,912,844
Hankyu Hanshin Holdings Inc.	50,700	1,378,535
Hikari Tsushin Inc.	1,900	383,481
Hitachi Construction Machinery Co. Ltd.	31,000	672,596
Hitachi Ltd.	751,000	18,868,770
Honda Motor Co. Ltd.	1,360,500	13,682,698
Hulic Co. Ltd.	230,400	2,133,589
Ibiden Co. Ltd.	35,400	1,124,470
Idemitsu Kosan Co. Ltd.	163,300	1,113,287
Inpex Corp.	210,200	2,770,867
Isuzu Motors Ltd.	132,700	1,716,048
ITOCHU Corp.	296,400	14,662,264
Japan Airlines Co. Ltd.	19,100	306,327
Japan Post Bank Co. Ltd.	242,800	2,168,531
Japan Post Holdings Co. Ltd.	488,900	4,510,632
Japan Post Insurance Co. Ltd.	33,500	552,020
Japan Real Estate Investment Corp.	255	927,550
Japan Tobacco Inc.	285,900	7,981,599
JFE Holdings Inc.	255,300	3,073,651
Kajima Corp.	122,000	2,101,513
Kansai Electric Power Co. Inc. (The)	270,600	4,339,633
Kawasaki Kisen Kaisha Ltd.	165,900	2,291,747
KDDI Corp.	219,300	6,837,640
Kirin Holdings Co. Ltd.	177,100	2,607,377
Komatsu Ltd.	232,500	6,018,329
Kubota Corp.	215,400	2,752,184
Kyocera Corp.	629,600	6,385,220
Kyowa Kirin Co. Ltd.	25,800	425,229
LY Corp.	347,700	948,451
Marubeni Corp.	506,000	7,564,308
Mazda Motor Corp.	202,100	1,428,745
MEIJI Holdings Co. Ltd.	55,500	1,296,729
Minebea Mitsumi Inc.	64,800	1,140,770
Mitsubishi Chemical Group Corp.	350,200	1,889,710
Mitsubishi Corp.	1,019,000	18,641,657
Mitsubishi Electric Corp.	370,300	6,514,514
Mitsubishi Estate Co. Ltd.	338,600	5,007,226
Mitsubishi HC Capital Inc.	123,500	826,985
Mitsubishi Heavy Industries Ltd.	591,100	8,344,529
Mitsubishi UFJ Financial Group Inc.	1,623,700	17,114,178
Mitsui & Co. Ltd.	775,700	15,814,690
Mitsui Chemicals Inc.	41,700	952,670
Mitsui Fudosan Co. Ltd.	255,400	2,179,162
Mitsui OSK Lines Ltd.	163,300	5,559,638
Mizuho Financial Group Inc.	467,570	9,711,892
Murata Manufacturing Co. Ltd.	416,300	7,273,222
NEC Corp.	98,500	8,381,396
Nippon Building Fund Inc.	1,895	1,627,600
Nippon Steel Corp.	331,000	6,623,104
Nippon Telegraph & Telephone Corp.	5,250,200	5,065,575
Nippon Yusen KK	234,600	7,854,270
Nissan Motor Co. Ltd.	1,026,900	2,735,713
Nomura Holdings Inc.	551,400	2,827,526
NTT Data Group Corp.	162,900	2,577,115
Obayashi Corp.	206,500	2,531,529
Ono Pharmaceutical Co. Ltd.	127,600	1,593,747
ORIX Corp.	187,300	3,946,387
Osaka Gas Co. Ltd.	100,300	2,149,293
Otsuka Holdings Co. Ltd.	115,900	7,001,604
Panasonic Holdings Corp.	546,100	4,494,422
Renesas Electronics Corp.	649,800	8,706,228

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI Intl Value Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Resona Holdings Inc.	305,700	$2,016,936
Ricoh Co. Ltd.	362,900	3,931,179
Rohm Co. Ltd.	169,900	1,873,118
SBI Holdings Inc.	37,900	832,250
SCSK Corp.	30,900	576,584
Secom Co. Ltd.	56,400	2,005,747
Seiko Epson Corp.	164,000	2,980,808
Sekisui Chemical Co. Ltd.	56,900	803,024
Sekisui House Ltd.	102,600	2,477,949
Seven & i Holdings Co. Ltd.	512,900	7,385,726
Shionogi & Co. Ltd.	197,400	2,819,413
Shizuoka Financial Group Inc., NVS	81,600	651,130
Subaru Corp.	183,700	3,280,740
SUMCO Corp.	163,300	1,561,380
Sumitomo Corp.	388,300	8,191,735
Sumitomo Electric Industries Ltd.	148,100	2,278,156
Sumitomo Metal Mining Co. Ltd.	50,700	1,401,782
Sumitomo Mitsui Financial Group Inc.	637,200	13,517,898
Sumitomo Mitsui Trust Group Inc.	119,700	2,625,059
Suntory Beverage & Food Ltd.	29,500	995,165
Suzuki Motor Corp.	242,000	2,401,446
Taisei Corp.	40,800	1,718,149
Takeda Pharmaceutical Co. Ltd.	411,800	11,489,711
TDK Corp.	817,900	9,614,654
Tokyo Electric Power Co. Holdings Inc.(a)	871,500	3,519,565
Tokyo Gas Co. Ltd.	110,400	2,723,887
Toppan Holdings Inc.	72,000	2,106,090
Toray Industries Inc.	332,300	1,807,070
Toyota Industries Corp.	42,000	2,911,526
Toyota Motor Corp.	1,814,400	31,262,825
Toyota Tsusho Corp.	200,100	3,401,443
West Japan Railway Co.	48,500	862,025
Yamaha Motor Co. Ltd.	187,500	1,638,941
Yokogawa Electric Corp.	62,300	1,381,302
		521,578,786
Netherlands — 2.9%
ABN AMRO Bank NV, CVA(b)	143,705	2,374,825
Aegon Ltd.	298,658	1,885,075
AerCap Holdings NV	75,340	7,048,057
ASR Nederland NV	21,871	1,036,663
Coca-Cola Europacific Partners PLC	28,214	2,144,264
EXOR NV, NVS	17,872	1,887,627
ING Groep NV	706,688	11,992,767
JDE Peet's NV	39,672	895,654
Koninklijke Ahold Delhaize NV	287,007	9,462,534
Koninklijke Philips NV(a)	189,943	4,997,174
NN Group NV	104,062	5,108,638
Randstad NV	23,994	1,106,302
		49,939,580
Norway — 0.6%
Aker BP ASA	36,701	785,316
DNB Bank ASA	75,146	1,557,248
Equinor ASA	104,445	2,481,842
Mowi ASA	48,289	832,500
Norsk Hydro ASA	230,857	1,433,010
Orkla ASA	165,947	1,533,109
Yara International ASA	39,968	1,201,925
		9,824,950
Portugal — 0.1%
EDP SA	290,477	1,143,578
Security	Shares	Value
Singapore — 0.5%
Keppel Ltd.	365,700	$1,760,645
Singapore Airlines Ltd.(c)	459,100	2,239,540
Singapore Telecommunications Ltd.	1,112,600	2,624,880
Wilmar International Ltd.	973,900	2,350,765
		8,975,830
Spain — 3.2%
ACS Actividades de Construccion y Servicios SA	47,215	2,264,215
Banco Bilbao Vizcaya Argentaria SA	1,227,168	12,216,055
Banco de Sabadell SA	782,926	1,527,006
Banco Santander SA	4,942,834	24,147,673
CaixaBank SA	807,167	4,918,681
Grifols SA(a)(c)	106,884	1,199,800
Repsol SA	402,002	5,032,409
Telefonica SA	876,209	4,111,743
		55,417,582
Sweden — 1.9%
Boliden AB	37,181	1,163,175
Industrivarden AB, Class A	36,097	1,245,012
Industrivarden AB, Class C	40,555	1,393,955
Securitas AB, Class B	131,957	1,552,327
Skanska AB, Class B	76,515	1,557,696
SKF AB, Class B	72,645	1,377,925
Svenska Handelsbanken AB, Class A	255,247	2,652,180
Swedbank AB, Class A	139,826	2,837,143
Telefonaktiebolaget LM Ericsson, Class B	1,403,376	11,766,055
Telia Co. AB	312,668	909,341
Volvo AB, Class B	269,113	7,009,537
Volvo Car AB, Class B(a)(c)	188,002	406,219
		33,870,565
Switzerland — 5.3%
Adecco Group AG, Registered	42,224	1,320,839
Holcim AG	80,128	7,868,623
Novartis AG, Registered	358,832	38,935,515
Roche Holding AG, NVS	119,391	36,999,679
Sandoz Group AG	113,563	5,177,140
Swatch Group AG (The), Bearer	2,956	606,580
Swatch Group AG (The), Registered	22,072	894,293
		91,802,669
United Kingdom — 16.9%
3i Group PLC	192,155	7,879,839
Anglo American PLC	200,533	6,216,607
Associated British Foods PLC	87,543	2,516,136
Aviva PLC	315,531	1,849,107
Barclays PLC	6,423,426	19,691,039
Barratt Redrow PLC	202,025	1,163,985
Berkeley Group Holdings PLC	14,607	833,546
BP PLC	2,461,142	12,037,001
British American Tobacco PLC	1,226,368	42,884,991
BT Group PLC	2,775,026	4,955,055
Centrica PLC	1,174,233	1,777,531
Coca-Cola HBC AG, Class DI	38,014	1,330,227
DCC PLC	23,811	1,506,381
Glencore PLC	1,740,236	9,126,909
GSK PLC	948,656	17,131,376
Haleon PLC	932,629	4,482,278
Hikma Pharmaceuticals PLC	43,072	1,031,565
HSBC Holdings PLC	4,234,699	38,866,153
Imperial Brands PLC	392,526	11,845,665
Informa PLC	170,848	1,784,825
J Sainsbury PLC	795,030	2,737,125
Kingfisher PLC	461,596	1,745,665

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI Intl Value Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Lloyds Banking Group PLC	17,717,272	$12,161,143
M&G PLC	203,889	510,792
NatWest Group PLC, NVS	1,888,718	8,949,221
Pearson PLC	72,985	1,071,736
Persimmon PLC	49,750	942,826
Phoenix Group Holdings PLC	81,192	515,785
Rio Tinto PLC	190,388	12,304,398
Shell PLC	908,498	30,332,325
Smith & Nephew PLC	190,317	2,366,178
Standard Chartered PLC	934,988	10,842,482
Taylor Wimpey PLC	635,950	1,202,379
Tesco PLC	2,152,446	9,504,497
Vodafone Group PLC	10,275,246	9,555,113
WPP PLC	208,579	2,192,359
		295,844,240
Total Common Stocks — 98.1% (Cost: $1,513,066,490)		1,714,087,317
Preferred Stocks
Germany — 1.1%
Bayerische Motoren Werke AG, Preference Shares, NVS	20,641	1,518,911
Henkel AG & Co. KGaA, Preference Shares, NVS	36,684	3,176,574
Porsche Automobil Holding SE, Preference Shares, NVS	88,083	3,659,255
Volkswagen AG, Preference Shares, NVS	113,161	10,983,719
		19,338,459
Total Preferred Stocks — 1.1% (Cost: $29,359,618)		19,338,459
Total Long-Term Investments — 99.2% (Cost: $1,542,426,108)		1,733,425,776
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.01%(d)(e)(f)	5,492,401	$5,496,246
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.83%(d)(e)	460,000	460,000
Total Short-Term Securities — 0.4% (Cost: $5,954,713)		5,956,246
Total Investments — 99.6% (Cost: $1,548,380,821)		1,739,382,022
Other Assets Less Liabilities — 0.4%		7,689,439
Net Assets — 100.0%		$1,747,071,461

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,950,313	$2,545,293 (a)	$—	$(90)	$730	$5,496,246	5,492,401	$5,163 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	590,000	—	(130,000)(a)	—	—	460,000	460,000	4,164	—
				$(90)	$730	$5,956,246		$9,327	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
October 31, 2024
iShares® MSCI Intl Value Factor ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	23	12/12/24	$4,008	$29,990
Euro STOXX 50 Index	81	12/20/24	4,262	(100,156)
FTSE 100 Index	43	12/20/24	4,512	(112,483)
				$(182,649)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement of the date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$98,602,827	$1,615,484,490	$—	$1,714,087,317
Preferred Stocks	—	19,338,459	—	19,338,459
Short-Term Securities
Money Market Funds	5,956,246	—	—	5,956,246
	$104,559,073	$1,634,822,949	$—	$1,739,382,022
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$29,990	$—	$29,990
Liabilities
Equity Contracts	—	(212,639)	—	(212,639)
	$—	$(182,649)	$—	$(182,649)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares